Other Operating Expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Operating Expense [abstract]
Other operating expenses	€ 1,259	€ 1,208	€ 1,083
(Decrease) increase in other operating expenses	51	€ 125
Increase in provision charges for bad debts	€ 10